Fair Value Measurement - Assumptions Used for Determining Fair Values of Stock Option and Common Stock Warrants (Detail) (USD $)	9 Months Ended
Sep. 30, 2014
Warrant Fair Value Black Scholes Method [Line Items]
Stock price	$ 4.74
Fair value assumptions, exercise Price	$ 4.72
Dividend yield	0.00%
Discount rate-bond equivalent yield	2.67%
Expected term (in years)	10 years
Volatility rate	110.00%
Options [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Stock price	$ 8.91
Fair value assumptions, exercise Price	$ 9.30
Dividend yield	0.00%
Discount rate-bond equivalent yield	0.07%
Expected term (in years)	1 month 13 days
Volatility rate	70.00%
Warrants [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Stock price	$ 8.91
Fair value assumptions, exercise Price	$ 12.50
Dividend yield	0.00%
Discount rate-bond equivalent yield	1.46%
Expected term (in years)	5 years
Volatility rate	90.00%